Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurements [Abstract]
Fair value measurements on a recurring basis - Interest rate swaps
	Designed as				Notional amount
Counterparty	accounting hedge	Inception	Expiry	Fixed Rate	December 31, 2017
Goldman Sachs	No	October 1, 2014	April 1, 2018	1.7925%	93,180
Goldman Sachs	No	October 1, 2014	April 1, 2018	1.8075%	93,180
Goldman Sachs	No	October 1, 2014	April 1, 2018	2.0675%	37,272
Goldman Sachs	No	October 1, 2014	April 1, 2018	1.8450%	93,180
Goldman Sachs	No	October 1, 2014	April 1, 2018	1.8025%	55,908
HSH - Star Challenger	Yes	September 30, 2014	September 28, 2018	1.7650%	6,406
HSH - Star Fighter	Yes	September 30, 2014	September 28, 2018	1.7650%	6,562
Credit Agricole - Star Borealis	Yes	November 10, 2014	August 9, 2018	1.7200%	21,015
Credit Agricole - Star Polaris	Yes	August 11, 2014	November 9, 2018	1.7050%	22,133
Total					$428,836

Derivative instruments effect on statement of operations
	Year ended December 31,
	2015	2016	2017
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$3,443	$2,974	$2,802
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(4,918)	(5,048)	(2,556)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	(1,793)	(42)	-
Ineffective portion of cash flow hedges	-	-	-
Total Gain/(loss) on derivative financial instruments, net	$(3,268)	$(2,116)	$246

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(2,416)	(1,252)	(852)
Total Gain/(loss) recognized	$(2,416)	$(1,252)	$(852)

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	-	370	(877)
Unrealized gain/(loss) on forward freight agreements	-	41	(24)
Unrealized gain/(loss) on bunker swaps	-	-	60
Total Gain/(loss) recognized	$-	$411	$(841)

Fair value measurements on a recurring basis
	Significant Other Observable Inputs (Level 2)
	December 31, 2016		December 31, 2017
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 41	-	$ 17	-
Bunker swaps - asset position	-	-	60	-
Total	$ 41	$ -	$ 77	$ -
LIABILITIES
Forward freight agreements - liability position	$ -	-	$ -	-
Interest rate swaps - liability position	2,908	437	609	16
Total	$ 2,908	437	$ 609	16

Fair value measurements on a nonrecurring basis
Fair Value Measurements Using
Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Impairment loss	Impairment loss
Vessels, net	$ —	$ 259,775	$ —	$ 145,631
Advances for vessels under construction	—	36,152	—	158,532
TOTAL	$ —	$ 295,927	$ —	$ 304,163

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) Impairment loss	Impairment loss
Vessels, net	$ —	$ 12,700	$ —	$ 10,684
TOTAL	$ —	$ 12,700	$ —	$ 10,684